Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
02/15/2031	1.900%	670,000	516,086
Boeing Co. (The)
05/01/2034	3.600%	157,000	126,806
08/01/2059	3.950%	703,000	461,177
05/01/2060	5.930%	155,000	139,447
L3Harris Technologies, Inc.
07/31/2033	5.400%	159,000	152,826
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	172,052
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	55,569
10/15/2047	4.030%	295,000	225,398
03/15/2053	4.950%	242,000	211,088
United Technologies Corp.
06/01/2036	6.050%	18,000	17,946
07/15/2038	6.125%	380,000	377,712
11/01/2046	3.750%	550,000	388,450
Total			2,844,557
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	145,000	114,404
Banking 0.1%
Bank of America Corp.(b)
10/24/2031	1.922%	65,000	49,028
02/04/2033	2.972%	1,271,000	1,002,334
Subordinated
09/21/2036	2.482%	257,000	187,852
Citigroup, Inc.(b)
06/03/2031	2.572%	554,000	441,608
01/25/2033	3.057%	346,000	272,667
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	856,000	651,628
HSBC Holdings PLC(b)
05/24/2032	2.804%	337,000	260,974
11/22/2032	2.871%	538,000	413,579
Subordinated
06/20/2034	6.547%	95,000	90,406
JPMorgan Chase & Co.(b)
04/22/2032	2.580%	115,000	90,696
11/08/2032	2.545%	70,000	54,168
11/15/2048	3.964%	573,000	417,521
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
07/21/2032	2.239%	220,000	165,857
07/21/2034	5.424%	65,000	61,405
Subordinated
09/16/2036	2.484%	505,000	369,032
US Bancorp(b)
06/12/2034	5.836%	186,000	175,214
Wells Fargo & Co.(b)
04/25/2053	4.611%	1,206,000	944,623
Total			5,648,592
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	940,000	717,114
06/30/2062	3.950%	358,000	202,387
Comcast Corp.
11/01/2056	2.937%	575,000	326,734
05/15/2064	5.500%	105,000	95,181
NBCUniversal Media LLC
01/15/2043	4.450%	436,000	356,329
Total			1,697,745
Chemicals 0.0%
LYB International Finance III LLC
04/01/2051	3.625%	155,000	98,756
Construction Machinery 0.0%
Caterpillar, Inc.
09/19/2049	3.250%	135,000	94,576
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	158,064
Total			252,640
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2050	3.577%	467,000	315,525
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	652,000	420,077
05/15/2052	5.250%	170,000	145,718
AES Corp. (The)
01/15/2031	2.450%	100,000	76,809
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	300,000	233,342
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	135,644
2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.
08/15/2052	4.850%	40,000	32,272
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	199,052
Duke Energy Corp.
08/15/2052	5.000%	1,060,000	879,881
Emera US Finance LP
06/15/2046	4.750%	354,000	261,403
Eversource Energy
08/15/2030	1.650%	342,000	261,690
Exelon Corp.
03/15/2052	4.100%	418,000	301,316
03/15/2053	5.600%	300,000	273,103
FirstEnergy Corp.
03/01/2050	3.400%	178,000	110,616
Georgia Power Co.
03/15/2042	4.300%	497,000	398,024
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	116,000	90,917
MidAmerican Energy Co.
09/15/2054	5.850%	190,000	187,281
Pacific Gas and Electric Co.
07/01/2050	4.950%	545,000	406,870
PacifiCorp
05/15/2054	5.500%	75,000	63,544
Virginia Electric and Power Co.
08/15/2053	5.700%	156,000	146,417
Xcel Energy, Inc.
06/01/2032	4.600%	155,000	140,588
12/01/2049	3.500%	90,000	58,608
Total			4,823,172
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	280,000	240,877
Food and Beverage 0.0%
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	468,859
05/15/2048	5.300%	130,000	112,137
Constellation Brands, Inc.
05/01/2033	4.900%	979,000	909,363
Mars, Inc.(a)
04/20/2033	4.750%	665,000	628,014
Tyson Foods, Inc.
09/28/2048	5.100%	185,000	150,370
Total			2,268,743
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Cigna Corp.
03/15/2050	3.400%	420,000	276,306
CVS Health Corp.
07/20/2045	5.125%	766,000	644,360
03/25/2048	5.050%	70,000	58,154
HCA, Inc.
03/15/2052	4.625%	336,000	252,099
Total			1,230,919
Healthcare Insurance 0.0%
Aetna, Inc.
11/15/2042	4.125%	200,000	148,945
08/15/2047	3.875%	109,000	76,170
Anthem, Inc.
08/15/2044	4.650%	135,000	111,417
Centene Corp.
02/15/2030	3.375%	185,000	154,367
03/01/2031	2.500%	580,000	446,005
UnitedHealth Group, Inc.
02/15/2053	5.875%	695,000	697,785
04/15/2053	5.050%	145,000	129,786
04/15/2063	5.200%	311,000	277,422
Total			2,041,897
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	102,497
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	85,000	52,209
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	212,204
Total Capital International SA
06/29/2060	3.386%	80,000	51,465
Total			315,878
Life Insurance 0.0%
MetLife, Inc.
07/15/2052	5.000%	239,000	206,384
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	270,000	186,830
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	534,000	338,150

Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	130,519
05/15/2050	3.300%	250,000	158,393
Voya Financial, Inc.
06/15/2046	4.800%	84,000	62,857
Total			1,083,133
Media and Entertainment 0.0%
Meta Platforms, Inc.
05/15/2063	5.750%	315,000	296,698
Viacom, Inc.
03/15/2043	4.375%	165,000	106,295
Warnermedia Holdings, Inc.
03/15/2062	5.391%	867,000	639,229
Total			1,042,222
Midstream 0.0%
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	77,544
03/01/2043	5.000%	320,000	257,929
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	89,594
08/01/2052	5.450%	102,000	86,464
MPLX LP
04/15/2048	4.700%	70,000	53,049
03/14/2052	4.950%	311,000	242,067
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	334,000	246,646
Western Gas Partners LP
08/15/2048	5.500%	120,000	95,221
Western Midstream Operating LP(b)
02/01/2050	5.250%	225,000	174,083
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	298,155
Total			1,620,752
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	117,137
02/15/2044	4.800%	249,000	204,659
05/15/2047	4.375%	170,000	130,590
Sempra Energy
02/01/2048	4.000%	180,000	129,506
Southern Co Gas Capital Corp.
09/15/2033	5.750%	126,000	123,563
Total			705,455
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.1%
AbbVie, Inc.
06/15/2044	4.850%	425,000	368,402
Amgen, Inc.
03/02/2053	5.650%	119,000	111,227
02/22/2062	4.400%	235,000	174,253
03/02/2063	5.750%	983,000	907,756
Merck & Co., Inc.
05/17/2063	5.150%	449,000	410,852
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	1,480,000	1,358,963
Total			3,331,453
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	425,000	318,105
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	120,531
Total			438,636
Railroads 0.0%
Norfolk Southern Corp.
08/01/2054	5.350%	330,000	301,553
Restaurants 0.0%
McDonald’s Corp.
08/14/2053	5.450%	549,000	514,157
Retailers 0.0%
Amazon.com, Inc.
04/13/2062	4.100%	545,000	414,792
Lowe’s Companies, Inc.
04/01/2062	4.450%	513,000	373,561
09/15/2062	5.800%	310,000	281,289
04/01/2063	5.850%	113,000	103,262
Total			1,172,904
Technology 0.0%
Broadcom, Inc.(a)
11/15/2036	3.187%	703,000	504,165
Intel Corp.
08/12/2051	3.050%	425,000	256,627
International Business Machines Corp.
02/06/2053	5.100%	200,000	175,630
MSCI, Inc.(a)
11/01/2031	3.625%	260,000	212,639

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	65,000	55,551
01/15/2033	5.000%	229,000	210,195
02/15/2042	3.125%	169,000	109,990
Oracle Corp.
07/15/2046	4.000%	385,000	271,684
04/01/2050	3.600%	319,000	206,172
03/25/2061	4.100%	62,000	41,225
Total			2,043,878
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	138,000	132,331
Reynolds American, Inc.
08/15/2035	5.700%	155,000	138,187
Total			270,518
Transportation Services 0.0%
ERAC USA Finance LLC(a)
05/01/2053	5.400%	149,000	136,970
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	70,000	53,672
11/15/2060	3.600%	380,000	235,360
Total			289,032
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,451,000	918,881
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	226,558
Verizon Communications, Inc.
03/15/2032	2.355%	665,000	506,923
03/22/2041	3.400%	855,000	602,897
Total			2,255,259
Total Corporate Bonds & Notes (Cost $45,169,152)			37,202,124
Equity Funds 47.0%
	Shares	Value ($)
International 13.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	56,687,475	694,988,444
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	39,871,632	362,831,848
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	22,742,029	230,376,757
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	25,717,661	238,402,721
Total		1,526,599,770
U.S. Large Cap 28.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	4,865,534	188,539,458
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	7,216,486	587,710,603
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	9,203,409	298,926,731
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	34,489,991	584,950,245
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	8,408,898	298,515,872
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	7,446,706	261,528,301
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	5,327,140	219,318,351
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(c),(d)	5,170,183	259,543,196
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	8,292,793	261,471,749
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	8,763,223	291,902,963
Total		3,252,407,469
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,554,966	62,867,268
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	1,920,843	62,696,331
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	1,522,386	63,650,961
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,621,462	63,723,460
Total		252,938,020

Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	5,332,152	60,146,677
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	5,597,855	59,169,325
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	5,877,036	154,272,197
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	4,887,858	160,761,634
Total		434,349,833
Total Equity Funds (Cost $4,291,845,544)		5,466,295,092

Exchange-Traded Fixed Income Funds 2.8%

Investment Grade 2.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,744,290	177,952,466
Vanguard Intermediate-Term Corporate Bond ETF	1,996,500	151,694,070
Total		329,646,536
Total Exchange-Traded Fixed Income Funds (Cost $338,079,957)		329,646,536

Fixed Income Funds 25.7%

Investment Grade 25.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	73,373,194	584,784,355
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	20,154,612	183,406,969
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	48,616,733	339,344,798
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	21,821,845	180,030,221
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	52,332,297	446,394,496
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	66,645,908	583,818,156
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	73,886,228	671,625,807
Total		2,989,404,802
Total Fixed Income Funds (Cost $3,754,359,324)		2,989,404,802
Residential Mortgage-Backed Securities - Agency 8.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
10/18/2038- 10/12/2053	3.000%	439,802,000	364,930,559
10/18/2038- 10/12/2053	3.500%	114,500,000	100,173,622
10/18/2038- 10/12/2053	4.000%	187,630,000	169,072,722
10/12/2053	4.500%	98,100,000	90,068,063
10/12/2053	5.000%	217,000,000	204,725,937
Total Residential Mortgage-Backed Securities - Agency (Cost $947,819,959)			928,970,903

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/2033	3.375%	276,600	250,885
05/15/2043	3.875%	231,000	200,898
02/15/2053	3.625%	228,800	189,367
Total U.S. Treasury Obligations (Cost $694,917)			641,150

Put Option Contracts Purchased 0.7%
Value ($)
(Cost $75,942,026)	87,296,350

Money Market Funds 22.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(c),(f)	2,650,923,592	2,650,128,315
Total Money Market Funds (Cost $2,649,941,205)		2,650,128,315
Total Investments in Securities (Cost: $12,103,852,084)		12,489,585,272
Other Assets & Liabilities, Net		(848,720,076)
Net Assets		11,640,865,196

At September 30, 2023, securities and/or cash totaling $95,108,022 were pledged as collateral.
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
53,077,500 USD	90,000,000 NZD	Barclays	11/10/2023	864,480	—
9,936,557 USD	110,000,000 SEK	Barclays	11/10/2023	147,718	—
20,000,000 GBP	24,302,480 USD	Citi	11/10/2023	—	(105,080)
77,778,887 USD	62,500,000 GBP	Citi	11/10/2023	—	(1,505,263)
10,000,000 CHF	10,946,076 USD	Goldman Sachs International	11/10/2023	—	(24,369)
12,500,000 CHF	14,088,839 USD	HSBC	11/10/2023	375,783	—
50,000,000 EUR	53,660,500 USD	Morgan Stanley	11/10/2023	711,567	—
50,000,000 EUR	52,817,300 USD	Morgan Stanley	11/10/2023	—	(131,633)
45,000,000 NZD	26,641,125 USD	Morgan Stanley	11/10/2023	—	(329,865)
112,756,203 USD	105,000,000 EUR	Morgan Stanley	11/10/2023	—	(1,563,443)
37,411,411 USD	400,000,000 NOK	Morgan Stanley	11/10/2023	23,824	—
20,000,000 AUD	12,776,620 USD	UBS	11/10/2023	—	(99,980)
43,360,650 USD	67,500,000 AUD	UBS	11/10/2023	97,875	—
29,490,239 USD	40,000,000 CAD	UBS	11/10/2023	—	(24,641)
5,000,000,000 JPY	33,734,550 USD	Wells Fargo	11/10/2023	53,995	—
125,204,959 USD	18,250,000,000 JPY	Wells Fargo	11/10/2023	—	(2,270,933)
Total				2,275,242	(6,055,207)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	2,108	12/2023	EUR	88,620,320	—	(1,879,511)
FTSE 100 Index	395	12/2023	GBP	30,300,450	439,070	—
MSCI Singapore Index	250	10/2023	SGD	7,141,250	102,828	—
OMXS30 Index	2,315	10/2023	SEK	500,040,000	—	(669,174)
S&P 500 Index E-mini	5,233	12/2023	USD	1,131,767,075	—	(38,896,722)
SPI 200 Index	71	12/2023	AUD	12,577,650	—	(249,845)
TOPIX Index	686	12/2023	JPY	15,939,210,000	—	(1,742,423)
U.S. Long Bond	63	12/2023	USD	7,168,219	—	(403,526)
U.S. Treasury 10-Year Note	993	12/2023	USD	107,306,063	—	(2,131,651)
U.S. Treasury 2-Year Note	1,286	12/2023	USD	260,686,266	—	(924,083)
U.S. Treasury 5-Year Note	2,908	12/2023	USD	306,385,063	—	(3,219,980)
U.S. Treasury Ultra Bond	10	12/2023	USD	1,186,875	—	(59,513)
Total					541,898	(50,176,428)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(1,665)	12/2023	USD	(149,733,450)	6,105,784	—
Russell 2000 Index E-mini	(400)	12/2023	USD	(35,972,000)	—	(109,342)
U.S. Long Bond	(348)	12/2023	USD	(39,595,875)	2,441,945	—
U.S. Treasury 10-Year Note	(50)	12/2023	USD	(5,403,126)	101,947	—
U.S. Treasury Ultra 10-Year Note	(11)	12/2023	USD	(1,227,188)	35,437	—
U.S. Treasury Ultra Bond	(337)	12/2023	USD	(39,997,688)	3,331,518	—
Total					12,016,631	(109,342)

Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	891,914,400	2,080	3,700.00	12/20/2024	19,543,782	24,304,800
S&P 500 Index	JPMorgan	USD	997,829,235	2,327	3,550.00	12/20/2024	21,083,525	22,176,310
S&P 500 Index	JPMorgan	USD	836,169,750	1,950	3,650.00	12/20/2024	17,269,296	21,245,250
S&P 500 Index	JPMorgan	USD	820,303,965	1,913	3,600.00	12/20/2024	18,045,423	19,569,990
Total							75,942,026	87,296,350
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $3,845,087, which represents 0.03% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	1,816,587,221	2,840,368,744	(2,006,761,094)	(66,556)	2,650,128,315	—	112,594	95,184,858	2,650,923,592
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	196,544,525	—	(16,567,229)	8,562,162	188,539,458	—	25,000,117	—	4,865,534
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	612,605,565	—	(46,824,516)	21,929,554	587,710,603	—	58,981,674	—	7,216,486
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	606,809,046	14,247,553	(17,389,258)	(18,882,986)	584,784,355	—	(3,148,911)	14,247,553	73,373,194
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	303,543,743	—	(31,918,950)	27,301,938	298,926,731	—	47,703,489	—	9,203,409
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	191,795,483	6,329,590	(15,348,254)	630,150	183,406,969	—	(1,986,926)	6,329,590	20,154,612
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	359,596,930	12,336,446	(701,635)	(31,886,943)	339,344,798	—	(134,891)	12,336,446	48,616,733
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	760,181,744	14,603,208	(104,320,319)	24,523,811	694,988,444	—	9,191,873	14,603,208	56,687,475
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	614,041,050	—	(76,027,956)	46,937,151	584,950,245	—	43,113,187	—	34,489,991
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	325,660,340	—	(7,858,599)	(19,285,869)	298,515,872	—	9,334,725	—	8,408,898
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	66,571,948	—	(5,756,670)	2,051,990	62,867,268	—	6,041,121	—	1,554,966
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	68,868,202	—	(2,591,323)	(3,580,548)	62,696,331	—	2,395,182	—	1,920,843
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	68,984,214	5,471,080	(16,494,689)	2,186,072	60,146,677	4,957,382	(2,770,221)	513,698	5,332,152
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	55,581,221	—	(7,558,641)	11,146,745	59,169,325	—	(2,521,485)	—	5,597,855
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	187,743,146	5,246,169	(4,141,608)	(8,817,486)	180,030,221	—	(735,506)	5,246,169	21,821,845
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	465,921,345	15,401,962	(13,774,036)	(21,154,775)	446,394,496	—	(2,719,017)	15,401,962	52,332,297
CTIVP® – MFS® Value Fund, Class 1 Shares
	283,014,178	—	(9,427,849)	(12,058,028)	261,528,301	—	9,130,251	—	7,446,706
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	188,367,668	—	—	30,950,683	219,318,351	—	—	—	5,327,140
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	269,617,274	—	(25,280,707)	15,206,629	259,543,196	—	35,495,365	—	5,170,183
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	280,930,908	—	(8,959,974)	(10,499,185)	261,471,749	—	6,916,531	—	8,292,793
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	611,702,171	15,230,862	(22,866,178)	(20,248,699)	583,818,156	—	(2,976,008)	15,230,862	66,645,908
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	69,412,523	—	(2,669,128)	(3,092,434)	63,650,961	—	3,065,874	—	1,522,386
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	67,261,811	—	(4,949,274)	1,410,923	63,723,460	—	5,806,904	—	1,621,462
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	703,625,071	19,320,463	(31,633,505)	(19,686,222)	671,625,807	—	(3,875,455)	19,320,463	73,886,228
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	306,605,925	—	(20,178,354)	5,475,392	291,902,963	—	30,327,306	—	8,763,223
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	398,042,512	5,896,938	(61,149,469)	20,041,867	362,831,848	—	(3,802,960)	5,896,938	39,871,632
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	255,136,579	1,280,687	(30,861,373)	4,820,864	230,376,757	—	(895,937)	1,280,687	22,742,029
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	264,051,256	5,723,977	(42,234,832)	10,862,320	238,402,721	—	5,814,172	5,723,977	25,717,661
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	177,666,143	—	(12,130,571)	(11,263,375)	154,272,197	—	7,474,309	—	5,877,036
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	181,482,290	—	(15,372,546)	(5,348,110)	160,761,634	—	7,968,225	—	4,887,858
Total	10,757,952,032			48,167,035	11,105,828,209	4,957,382	288,305,582	211,316,411

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2023 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2023

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3QT7048_12_B01_(11/23)